UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

Center Coast MLP & Infrastructure Fund
(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002
(Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002
(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast MLP & Infrastructure Fund
Schedule of Investments (Unaudited)
August 31, 2017

Number of Shares		Value
	COMMON STOCK - 8.9%
	Midstream C-corps - 8.9%
37,500	SemGroup Corp.	$963,750
466,253	Targa Resources Corp. [1]	20,780,896
		21,744,646
	Total Common Stock
	(Cost $12,174,984)	21,744,646

	MASTER LIMITED PARTNERSHIP SHARES - 122.6%
	Compression - 1.3%
198,961	USA Compression Partners LP	3,139,605
		3,139,605

	Diversified Midstream- 51.5%
425,180	Andeavor Logistics LP [1]	21,152,705
527,214	Enbridge Energy Partners LP	8,029,469
1,230,903	Energy Transfer Partners LP [1]	23,399,456
926,952	Enterprise Products Partners LP [1]	24,165,639
710,280	MPLX LP [1]	24,376,810
159,181	ONEOK Partners LP [1]	8,621,243
405,494	Williams Partners LP	15,976,464
		125,721,786

	E&P-sponsored Gathering & Processing - 13.5%
1,275,736	EnLink Midstream Partners LP [1]	20,705,195
242,310	Western Gas Partners LP [1]	12,377,195
		33,082,390
	Gathering & Processing - 10.5%
285,724	Crestwood Equity Partners LP [1]	7,128,814
370,836	DCP Midstream Partners LP 1	11,907,544
222,856	Enable Midstream Partners LP	3,318,326
153,164	Summit Midstream Partners LP [1]	3,224,102
		25,578,786

	General Partner (K-1) - 1.3%
152,762	NuStar GP Holdings LLC [1]	3,230,916
		3,230,916

	Large-cap Petroleum Transportation & Storage - 24.6%
267,019	Buckeye Partners LP [1]	15,270,816
175,735	Magellan Midstream Partners LP [1]	11,842,782
408,910	NuStar Energy LP [1]	16,556,766
758,503	Plains All American Pipeline LP [1]	16,429,175
		60,099,539

	Natural Gas Transportation & Storage - 13.2%
363,562	Spectra Energy Partners LP [1]	16,116,703
303,911	TC Pipelines LP [1]	15,991,797
		32,108,500

	Other fee-based - 1.3%
181,824	Martin Midstream Partners LP	3,118,282
		3,118,282

	Sponsored Petroleum Transportation & Storage - 5.4%
157,539	PBF Logistics LP	3,442,227
66,489	Phillips 66 Partners LP [1]	3,176,844
113,115	Shell Midstream Partners LP	3,129,892
135,734	Western Refining Logistics LP	3,529,084
		13,278,047

	Total Master Limited Partnership Shares
	(Cost $288,831,450)	299,357,851

Center Coast MLP & Infrastructure Fund
Schedule of Investments - Continued (Unaudited)
August 31, 2017

Number of Shares		Value
	PREFERRED STOCK - 0.1%
	E&P-sponsored Gathering & Processing - 0.1%
6,151	Anadarko Pete Corp., 7.50%, 6/7/2018 [1,2]	$227,864
		227,864
	Total Preferred Stock
	(Cost $154,067)	227,864

	UNREGISTERED/RESTRICTED SECURITIES - 16.6%
36,829,327	KKR Eagle Co-Invest LP [3]	40,625,905
	Total Unregistered/Restricted Securities
	(Cost $36,829,327)	40,625,905

Principal Amount		Value
	Short-Term Investments - 0.2%
$450,272	Goldman Sachs Financial Square Funds, 0.69% [4]	$450,272
110,811	UMB Money Market Fiduciary, 0.01% [4]	110,811
	Total Short-Term Investments	561,083
	(Cost $561,083)

	Total Investments * - 148.4%
	(Cost $338,550,911)	362,517,349
	Line of Credit - (28.9)%	(70,600,000)
	Series A Mandatory Redeemable Preferred Shares - (20.0) %	(48,981,488)
	Other Assets in Excess of Liabilities - 0.5%	1,330,599
	Total Net Assets - 100%	$244,266,460

LLC - Limited Liability Company
LP - Limited Partnership

[1]
All or a portion of the security has been pledged as collateral with the Fund's line of credit agreement. As of August 31, 2017, the total value of securities pledged as collateral for the line of credit agreement was $176,874,870.

[2]	Convertible security.
[3]	Indicates a fair valued security. Total value for fair valued securities is $40,625,905, representing 16.6% of fund net assets.
[4]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

*	All investments domiciled in the United States.

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with Generally Accepted Accounting Principles (“GAAP”) , and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation levels, as of August 31, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stock[1]	$21,744,646	$-	$-	$21,744,646
Master Limited Partnerships[1]	299,357,851	-	-	299,357,851
Preferred Stock[1]	227,864	-	-	227,864
Unregistered/Restricted Securities	-	-	40,625,905	40,625,905
Short-Term Investments	561,083	-	-	561,083
Total Assets	$321,891,444	$-	$40,625,905	$362,517,349

[1]
All Common Stock, Master Limited Partnerships and Preferred Stock held by the Fund are Level 1 securities. For a detailed break-out of Common Stock, Master Limited Partnerships and Preferred Stock by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers during the period.

The following table summarizes the change in value associated with Level 3 securities carried at fair value for the period ended August 31, 2017:

Level 3 Securities
Unregistered/Restricted Securities
Balance, December 1, 2016	$31,004,597
Purchases	5,824,730
Unrealized Appreciation	3,796,578
Balance, August 31, 2017	$40,625,905

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the adviser's valuation committee for Level 3 Fair Value Measurements for investments held as of August 31, 2017:

Type of Security	Fair Value at 8/31/2017	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Unregistered/	$40,625,905	Discounted Cash Flow	Discount Rate	9.50% – 11.50% (10.50%)
Restricted			Exit Multiple	11.50x – 13.50x (12.50x)
Securities			Liquidity Discount	11.00% – 21.00% (16.00%)

Level 3 Unregistered/Restricted Securities valued by using an unobservable input factor are directly affected by a change in that factor.

The discounted cash flow analysis used to value the Fund’s private investment in KKR Eagle Co-Invest LP uses the projected cash flows of the portfolio company to estimate the enterprise value and equity value attributable to the Fund’s interest in the portfolio company. Such cash flows include a terminal value for the portfolio company, which is typically based on an EV/EBITDA multiple. A present value of these cash flows is determined by using estimated discount rates (a weighted average cost of capital or the expected return market participants would require of similar public securities).

As part of this valuation process, the Fund estimates operating results of the portfolio company (including EBITDA and unlevered cash flow). These estimates utilize unobservable inputs such as historical operating results, which may be unaudited, and projected operating results, which will be based on operating assumptions for such portfolio company. The Fund also consults with management of the portfolio company to develop these financial projections. These estimates will be sensitive to changes in assumptions specific to such portfolio company as well as general assumptions for the industry. Other unobservable inputs utilized in the valuation techniques outlined above include: discounts for lack of marketability (liquidity discount), selection of publicly-traded companies, selection of relevant M&A transactions, selected ranges for valuation multiples, and expected required rates of return (discount rates).

At August 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$319,467,055

Gross unrealized appreciation	$73,544,538
Gross unrealized depreciation	(30,494,244)

Net unrealized appreciation/(depreciation) on investments	$43,050,294

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from Master Limited Partnership (“MLP”) K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Center Coast MLP & Infrastructure Fund

By :	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	October 30, 2017

By:	/s/ William H. Bauch
William H. Bauch, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	October 30, 2017